Schedule of loss per share (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) € / shares shares
LossPerShareLineItems [Line Items]
Loss attributable to ordinary equity holders of the parent (€000) | €				€ (15,333)		€ (31,016)
Basic				527,882		418,545
Diluted				527,882		418,545
Basic (loss)/ earnings per ordinary share | (per share)			$ (29.05)		$ (74.11)	€ (74.11)
Diluted (loss)/ earnings per ordinary share | (per share)			$ (29.05)		$ (74.11)	€ (74.11)
Currently stated [member]
LossPerShareLineItems [Line Items]
Loss attributable to ordinary equity holders of the parent (€000) | €		€ (4,106)
Basic		1,335,722
Diluted		1,335,722
Basic (loss)/ earnings per ordinary share | (per share)	$ (3.07)	€ (3.07)		€ (29.05)
Diluted (loss)/ earnings per ordinary share | (per share)	$ (3.07)	€ (3.07)		€ (29.05)